Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and banks	R$ 12,304,105	R$ 6,596,510
Cash and cash equivalents	R$ 15,838,866	9,018,818	R$ 5,818,031	R$ 8,345,871
Cash and banks | Fixed
Cash and Cash Equivalents [Line Items]
Average yield p.a. %	4.43%
Country of domicile
Cash and Cash Equivalents [Line Items]
Fixed-term deposits (compromised)	R$ 1,121,685	2,422,308
Country of domicile | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	101.80%
Foreign countries
Cash and Cash Equivalents [Line Items]
Fixed-term deposits (compromised)	R$ 2,413,076
Foreign countries | Fixed-term deposits | CDI
Cash and Cash Equivalents [Line Items]
Percentage of basis used to calculate interest rate	4.99%